Consolidated Statements Of Operations (USD $) In Thousands, except Share data	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
NET REVENUES
Educational programs and services	$ 508,439	$ 352,857	$ 266,389
Books and others	49,433	33,450	26,178
Total net revenues	557,872	386,307	292,567
Operating costs and expenses
Cost of revenues	(222,625)	(147,261)	(112,011)
Selling and marketing	(82,797)	(58,396)	(38,947)
General and administrative	(155,412)	(103,336)	(80,689)
Loss on disposal of subsidiaries	(1,537)
Total operating costs and expenses	(462,371)	(308,993)	(231,647)
OPERATING INCOME	95,501	77,314	60,920
OTHER INCOME (EXPENSE), NET
Interest income	13,017	6,474	6,599
Miscellaneous income (expense), net	1,257	(252)	590
Income before provisions for income taxes and noncontrolling interest	109,775	83,536	68,109
Provision for income taxes:
Current	(9,390)	(7,845)	(8,399)
Deferred	1,154	1,871	1,143
Provision for income taxes	(8,236)	(5,974)	(7,256)
Net income	101,539	77,562	60,853
Add: Net loss attributable to noncontrolling interest	235	227	163
Net income attributable to New Oriental Education & Technology Group Inc.	101,774	77,789	61,016
Net income per share attributable to New Oriental Education & Technology Group Inc. - basic (Note 17)	$ 0.66	$ 0.52	$ 0.41
Net income per share attributable to New Oriental Education & Technology Group Inc. - diluted (Note 17)	$ 0.65	$ 0.50	$ 0.40
Weighted average shares used in calculating basic net income per share	153,253,065	150,952,249	149,090,088
Weighted average shares used in calculating diluted net income per share	156,071,833	154,831,633	153,528,383
Share-based compensation expense included in:
Share-based compensation expense	15,045	16,183	16,750
Cost Of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	900	657	316
Selling And Marketing [Member]
Share-based compensation expense included in:
Share-based compensation expense		117	225
General And Administrative [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 14,145	$ 15,409	$ 16,209